ORDINARY SHARES	6 Months Ended
Jun. 30, 2026
Ordinary Shares
ORDINARY SHARES

15. ORDINARY SHARES

On October 1, 2024, the Company consummated the sale of 1,250,000 ordinary shares at a price of $5.00 per share. The gross proceeds to the Company from the IPO, before deducting commissions, expense allowance, and expenses, were $6,250,000.

On October 30, 2024, the Company closed on the partial exercise of the over-allotment option by Cathay Securities, Inc. in connection with the IPO, to purchase an additional 131,249 ordinary shares at the price of $5.00 per share. As a result, the Company has raised gross proceeds of $656,245, in addition to the IPO gross proceeds of $6,250,000, or combined gross proceeds in the IPO of $6,906,245, before underwriting discounts and commissions and offering expenses.

On January 1, 2025, an employee was granted 20,000 restricted ordinary shares in connection with sales activities in North America. The restricted shares are subject to a two-year service period commencing on January 1, 2025. Under the terms of the agreement, 10,000 shares will be granted annually during the service period, and each tranche is subject to a six-month lock-up restriction upon issuance. On October 16, 2025, the company issued 10,000 of these restricted shares, representing the first annual tranche, which became subject to the six-month lock-up restriction from that issuance date. If the employee terminates services during the vesting period, the employee will automatically forfeit the restricted shares that are not vested as of the date of termination of the services. (Note 20).

On April 30, 2025, an external consultant was granted 1,800,000 restricted ordinary shares in consideration for strategic advisory services. Pursuant to the service agreement, all of the shares were issued on June 20, 2025 and are subject to a six-month lock-up restriction. The grant is subject to a two-year service period commencing on April 30, 2025, and, accordingly, the Company recognized compensation expense for eight months of the requisite service period as of December 31, 2025. On August 28, 2025, the Company and the external consultant entered into a supplemental amendment agreement, pursuant to which the service period was extended to five years, ending on April 29, 2030. (Note 20).

On June 3, 2025, an employee was granted 10,000 restricted ordinary shares for services related to sales expansion in certain regions of China. The restricted shares are subject to a one-year service period commencing on June 3, 2025, and vesting is conditional upon the achievement of the agreed-upon annual sales performance target. Upon issuance, the shares will be subject to a twelve-month lock-up restriction. If the employee terminates services during the vesting period, the employee will automatically forfeit the restricted shares that are not vested as of the date of termination of the services. As of June 30, 2026, the company has not issued these restricted shares to the employee. (Note 20).

On October 16, 2025, five employees were granted 631,000 restricted ordinary shares. Pursuant to the award agreements, all of the shares were issued on October 16, 2025 and are subject to a six-month lock-up restriction. The restricted shares are subject to a five-year service period commencing on October 16, 2025. (Note 20).

On December 15, 2025, an external consultant was granted 2,500,000 restricted ordinary shares in consideration for strategic advisory services. Pursuant to the service agreement, the Company shall issue 500,000 restricted ordinary shares per service year to the consultant as full consideration for the services provided in that year, and pre-issuing the consideration shares corresponding to each service year in advance of the start of the service year, with six-month lock-up restrictions. The grant is subject to a five-year service period commencing on December 15, 2025. On January 15, 2026, the first 500,000 shares for the first service year were issued. (Note 20).

As   of June 30, 2026, after the Reclassification of ordinary shares on March 6, 2026, the Company had issued 55,322,249 Class A ordinary shares and 9,000,000 Class B ordinary shares. Share data as of December 31, 2025 and June 30, 2026 have been retroactively restated to give effect to: i) the reorganization completed on March 28, 2023, ii) the 1-for-2 share split effective on June 19, 2023, and iii) the 1-for-3 share split effective on June 6, 2024. Additionally, the reclassification of ordinary shares has been reflected. These events are discussed in Note 1.